Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Significant Accounting Policies
Summary of reconciliation of common stock subject to possible redemption

At March 31, 2023 and December 31, 2022, the Class A common stock reflected in the condensed balance sheets is reconciled in the following table:

Gross proceeds	$333,500,000
Less:
Proceeds allocated to Public Warrants	(11,639,150)
Class A common stock issuance costs	(18,244,148)
Plus:
Remeasurement of carrying value to redemption value	33,741,754
Class A common stock subject to possible redemption, December 31, 2022	337,358,456
Less:
Redemptions	(321,160,140)
Plus:
Remeasurement of carrying value to redemption value	2,422,374
Class A common stock subject to possible redemption, March 31, 2023	$18,620,690

At December 31, 2022 and 2021, the Class A common stock reflected in the balance sheets is reconciled in the following table:

Gross proceeds	$333,500,000
Less:
Proceeds allocated to Public Warrants	(11,639,150)
Class A common stock issuance costs	(18,244,148)
Plus:
Remeasurement of carrying value to redemption value	29,883,298
Class A common stock subject to possible redemption, December 31, 2021	333,500,000
Remeasurement of carrying value to redemption value	3,858,456
Class A common stock subject to possible redemption, December 31, 2022	$337,358,456

Reconciliation of Net Income per Common Share

	For the Three Months
	Ended March 31,
	2023	2022
Class A Common Stock subject to possible redemption
Numerator: Net income allocable to Class A common stock	$99,111	$2,817,354
Denominator: Weighted Average Class A common stock
Basic and diluted weighted average shares outstanding	10,291,180	33,350,000
Basic and diluted net income per share	$0.01	$0.08

Class A Common Stock
Numerator: Net income allocable to Class A common stock	$26,525	$—
Denominator: Weighted Average Class A common stock
Basic and diluted weighted average shares outstanding	2,754,167	—
Basic and diluted net income per share	$0.01	$—

Class B Common Stock
Numerator: Net income allocable to Class B common stock	$53,771	$704,339
Denominator: Weighted Average Class A common stock
Basic and diluted weighted average shares outstanding	5,583,333	8,337,500
Basic and diluted net income per share	$0.01	$0.08

	For the Years Ended December 31,
	2022	2021
Class A Common Stock
Numerator: Net income allocable to Class A common stock	$8,425,951	$6,467,292
Denominator: Weighted Average Class A common stock
Basic and diluted weighted average shares outstanding	33,350,000	26,954,110
Basic and diluted net income per share	$0.25	$0.24

Class B Common Stock
Numerator: Net income allocable to Class B common stock	$2,106,488	$1,927,427
Denominator: Weighted Average Class A common stock
Basic and diluted weighted average shares outstanding	8,337,500	8,033,048
Basic and diluted net income per share	$0.25	$0.24